Annual Total Returns- PIMCO CommodityRealReturn Strategy Portfolio (Administrative Class) [BarChart] - Administrative Class - PIMCO CommodityRealReturn Strategy Portfolio - Administrative	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.56%)	5.39%	(14.70%)	(18.42%)	(25.70%)	15.16%	2.15%	(14.13%)	11.43%	1.35%